SIGNIFICANT ACCOUNTING POLICIES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

Accounting principles

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, unless otherwise indicated below.

a.	Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: revenue recognition, recoverability of inventory, provision for doubtful accounts, fair value measurement of available for sale marketable securities, impairment of goodwill, intangible assets and long lived assets, impairment of investment in affiliated company, contingencies, provision for taxes and the realizability of deferred tax assets.

b.	Functional currency

The majority of the TAT's revenues are generated in U.S. dollars ("dollars") and a substantial portion of TAT's costs are incurred in dollars. In addition, a significant portion of the TAT's financings has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which TAT operates and accordingly its functional and reporting currency is the dollar.

Limco's and Piedmont's ("U.S. subsidiaries") revenues are generated in dollars and its costs are incurred in dollars. In addition, the U.S. subsidiaries financing has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the U.S. subsidiaries operate and accordingly its functional and reporting currency is the dollar.

Monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction. The effects of foreign currency re-measurement are recorded in financial income (expenses), net.

Most of Bental's revenues are generated in New Israeli Shekel ("NIS") and a substantial portion of Bental's costs are incurred in NIS. In addition, Bental's financing has been obtained in NIS. Accordingly, the NIS is the currency of the primary economic environment in which Bental operates and accordingly its functional and reporting currency is the NIS. For Bental whose functional currency has been determined to be the NIS, assets and liabilities are translated at year-end exchange rates, and statement of operations items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

c.	Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries. In these financial statements, "subsidiaries" are companies over which TAT has over 50% voting control and the financial statements of which are consolidated with those of the Company.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation. Non-controlling interests are included in equity.

d.	Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits and money market accounts, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

e.	Restricted deposits

Restricted deposits primarily consist of cash deposits securing a guarantee provided by the Group to an affiliated company and securing a loan provided to the Company by a financial institution; see note 13(f)(2) and 13(f)(5) for additional information. Classification of restricted deposits as current or non current assets takes into consideration the expected release date.

f.	Marketable securities

Marketable securities consist of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value. When securities do not have an active market, fair value is determined using a valuation model. This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs. Changes in fair value, net of taxes, are reflected in other comprehensive income (loss).

Realized gains and losses on sale of the securities are included in the consolidated statements of operations as financial income (expenses).

An other-than-temporary impairment has occurred if the Group does not expect to recover the entire amortized cost basis of the debt security. If the Group does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized in earnings, recorded in financial expense, net, is limited to the portion attributed to credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss).

g.	Trade accounts receivable, net

The Group's accounts receivable balances are due from companies primarily in the airline and defense industries. Credit is extended based on evaluation of a customer's financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts outstanding longer than their original contractual payment terms are considered past due. The Group determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Group's previous loss history from such customers, customer's current ability to pay its obligation to TAT and the condition of the general economy and the industry as a whole. The Group writes-off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

h.	Inventories

Inventories are measured at the lower of cost or market.

Cost of inventories is determined as follows:

Raw materials and parts	-	On the basis of actual cost or standard cost.

Work in progress	-	On the basis of actual cost or standard cost which takes into account materials, labor and other direct and indirect manufacturing costs, or identifiable direct costs.

Finished goods	-	On the basis of actual cost or standard cost which takes into account materials, labor and other direct and indirect manufacturing costs, or identifiable direct costs.

Since the Group sells products and services related to airplane accessories (heat transfer equipment, defined in note 1, APU's, landing gears etc.) for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and estimated market value based upon assumptions for future demand and market conditions.

i.	Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of investment grants from Israel, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years

Buildings	25
Machinery and equipment	4 - 10 (mainly 10)
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17 (mainly 7)
Software	3

Leasehold improvements are included in buildings and amortized using the straight line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter.

j.	Grants from Office of the Chief Scientist of Israel ("OCS"):

Grants received from the OCS for approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses.  Due to the fact that the Company is defined as "Traditional Industry Company", under the OCS regulations, these grants are non-royalty bearing.

k.	Investment in Company Accounted for using the Equity Method

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated company's net income or loss after the date of investment. Significant influence is presumed to exist when the Group holds between 20%-50% of an affiliated company's voting instruments.

The Group reviews this investment for impairment whenever events indicate the carrying amount may not be recoverable. See note 3(b).

l.	Goodwill

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of any non-controlling interest in the acquired entity at the acquisition date over the fair values of the identifiable assets acquired and liabilities assumed.

Goodwill is not amortized, but rather tested for impairment by assessing the fair value of the Group's various reporting units, annually on September 30, or whenever events or circumstances present an indication of potential impairment.

Goodwill impairment testing is a two-step process. The first step involves comparing the fair value of a company's reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit's carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

Determining the fair value of a reporting unit requires the exercise of judgment on the part of management and involves the use of estimates and assumptions, including with respect to: (i) future revenues and operating margins used in order to calculate projected future cash flows; (ii) discount rates reflecting the relevant risks associated with companies comparable to the applicable reporting unit; (iii) competitive and economic environments; and (iv) appropriate industry comparables. There are a number of generally accepted methods used for valuing a business. These methods may be used alone or in combination with one another. The 'income method' uses forecasted cash flows as a basis to value the business. An aggregate present value is calculated for future cash flows using a separately computed discount rate. The advantage of this method is that it facilitates an analysis of company-specific forecasted operating data and their impact upon the value of a business. The 'market-based' method identifies business entities with publicly traded securities whose business and financial risks are comparable to those of the business being valued. The pricing multiple of the companies selected are used to derive the market value of the business under analysis. This method has the advantage of objectivity since it is based upon external, publicly-available data.

During the year ended December 31, 2012, management concluded that the carrying value of goodwill of the OEM of Electric Motion Systems reporting unit, exceeded its implied fair value and, accordingly, recorded an impairment charge in the amount of $1,015 (which was the entire balance of goodwill included in this reporting unit). See note 8 for additional information.

For the year ended December 31, 2011, no goodwill impairment charges were recorded.

During the year ended December 31, 2010, management concluded that the carrying value of goodwill of the MRO services for aviation components reporting unit, exceeded its implied fair value and, accordingly, recorded an impairment charge in the amount of $4,223. See note 8 for additional information.

m.	Impairment of long-lived assets

The Group tests long-lived assets for impairment, whenever events or changes in circumstances indicate that the carrying amount of the asset (asset group) may not be recoverable. When required, the Group records charges for impairment of long-lived assets for the amount by which the present value of future cash flows, or some other fair value measure, is less than the carrying value of these assets (see also notes 7 and 8).

As of December 31, 2012 and 2011, all the Group's identifiable intangible assets have been amortized or written off.

n.	Treasury Shares

Company shares held by the Company are presented as a reduction of TAT's shareholders' equity at their cost to the Company.

o.	Revenue recognition

The Group generates its revenues from the sale of its OEM products and systems and from providing MRO services (remanufacture, maintenance, repair and overhaul services and long-term service contracts) and parts services.

Revenues from the sale of products are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, provided the collection of the resulting receivable is reasonably assured, the price is fixed or determinable and no significant obligation exists. The Group does not grant a right of return.

Revenues from product sales are recognized when the product is shipped to the customer and title passes to the customer.

Revenues from multi-year, fixed price contracts for OEM customers are recognized when a product is shipped (and title passes) to the customer. Management provides for losses as soon as a loss is expected for the remaining portion of such contracts. For the years ended December 31, 2012, 2011 and 2010, no losses have been recognized for such fixed price contracts.

Revenues from MRO services are recognized as services are performed, at the time when the customer-owned material is shipped back to the customer.

Revenues from some maintenance contracts are recognized over the contract period in proportion to the costs expected to be incurred in performing services under the contract. The Group estimates the costs that are expected to be incurred based on its experience with the aggregate costs incurred and to be incurred on contracts of this nature. The costs incurred related to the maintenance contracts are not incurred on a straight-line basis, as the timing to provide the maintenance services is dependent on when parts under these contracts require maintenance. Therefore, the Group accrues revenue as costs are incurred. These revenues are then compared to actual results and adjusted to either deferred revenue for results greater than historical estimates or expensed in those cases of performance less than historical estimates.  These accounts are reviewed on a timely basis and adjusted (if required) based on cost structures.

Revenues from royalties from sales of products developed with the Group's intellectual property, technology and technical assistance are recognized when the related sales are made.

p.	Shipping and handling costs

Shipping and handling costs billed to customers are included in revenue. The cost of shipping and handling products is included in costs of revenues.

q.	Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time the product is shipped. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

r.	Research and development

Research and development costs, net of grants, are charged to expenses as incurred.

s.	Fair value measurement

The Group measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

t.	Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted deposits, marketable securities and accounts receivable.

Cash, cash equivalents and restricted deposits are deposited with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold Group's cash, cash equivalents and restricted deposits are financially sound. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's marketable securities include investments in debentures. Management believes that the companies that issued the debentures are financially sound, the portfolio is well diversified, and accordingly, minimal credit risk exists with respect to the marketable securities. See also note 4 for details about the auction rate securities impairment loss in 2011.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems.  In addition the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition.

u.	Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, see note 15 (i).

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

Taxes which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred taxes, as it is the Group's intention to hold, and not to realize these investments.

The Group records deferred taxes related to its share in results of its affiliated company.

With regard to dividends distributable from the income of non-Israeli subsidiaries: as the Group intends to permanently reinvest retained earnings and has no intention to declare dividends out of such earnings in the foreseeable future it does not record deferred taxes in respect of taxes that would have been paid in such event.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see note 15b), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration.

Results for tax purposes for the Company and TAT's Israeli subsidiary are measured and reflected in NIS and for TAT's U.S. subsidiaries are measured and reflected in dollars. As explained in (b) above, the consolidated financial statements are presented in dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group's policy is to include interest and penalties related to unrecognized tax benefits within income tax expense. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

v.	Derivative financial instruments

TAT enters into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

Since the contracts do not qualify under ASC 815 "Derivative and Hedging", any gain or loss derived from such instruments is recognized immediately as financial income (expenses). All forward exchange contracts and options are recognized on the balance sheet at their fair value within other receivables or other payables.

As of December 31, 2012, TAT had U.S. Dollar-NIS derivative contracts with a notional amount of approximately $2,700 to purchase and sell Dollars. The fair value of the foreign exchange contracts and the options was $27 and $(372) as of December 31, 2012 and 2011, respectively. The cash flows associated with the contracts are reflected as cash flows from operating activities in the statements of cash flows.

w.	Basic and diluted net loss per share

Loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted loss per share includes the potential effect of stock options outstanding during the year, in accordance with ASC 260 "Earnings per Share", using the treasury stock method.

In 2012, 2011 and 2010, outstanding equity awards were not taken into account due to their anti-dilutive effect.

x.	Share-based compensation

The Group applies ASC 718 " Stock Based Compensation" with respect to employees options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Group estimates forfeitures based on historical experience and anticipated future conditions.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period for the entire award. For an award with performance conditions that has a graded vesting schedule, compensation cost is recognized upon meeting such conditions, using the accelerated method over the requisite service period for the entire award.

The total share-based compensation expenses (income) recognized in the years ended December 31, 2012, 2011 and 2010 in the statements of operations were $8, $(37) and $49, respectively.

y.	Comprehensive income (loss)

Other comprehensive income (loss), net of related taxes where applicable, includes, in addition to net income (loss): (i) currency translation adjustments; and (ii) unrealized holding gains and losses on available-for-sale securities.

z.	Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group's management assesses such contingent liabilities and estimated legal fees, if any, and accrues for these costs. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 "Loss Contingencies", when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be recorded as accrued expenses in the Company's financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

aa.	Recently Issued Accounting Principles Not Yet Adopted

In December 2011, the FASB amended its guidance on disclosures about offsetting assets and liabilities. The amendment enhances disclosures regarding financial instruments and derivative instruments that are either (1) offset in accordance with GAAP or (2) subject to an enforceable master netting arrangement. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.

The amendments in ASU 2011-11 will be applied for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.

The Company does not expect ASU 2011-11, which relates to disclosure matters only, to have a material impact on the Company's consolidated financial statements.